Mortgage Loans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
Schedule of Long-term Debt Instruments
The following table summarizes the components of mortgage loans as of June 30, 2021 and December 31, 2020:

			Principal Balance Outstanding
Indebtedness	Interest Rate (1)	Maturity Date	June 30, 2021	December 31, 2020
Anzio Apartments mortgage loan	L + 1.59%	April 2029	$44,400,000	$44,400,000
Two Liberty Center mortgage loan (2)	L + 1.50%	August 2024	62,085,155	61,971,000
Ezlyn mortgage loan	3.38%	December 2026	53,040,000	53,040,000
Lakes mortgage loan (2)	L + 1.55%	February 2025	25,196,563	25,202,380
Arbors mortgage loan (3)	SOFR + 2.24%	January 2031	45,950,000	45,950,000

Total mortgage loans			230,671,718	230,563,380
Less: deferred financing costs, net			(1,217,743)	(1,376,424)

Mortgage loans, net			$229,453,975	$229,186,956

(1)	The term “L” refers to the one-month US dollar-denominated LIBOR. As of June 30, 2021 and December 31, 2020, one-month LIBOR was equal to 0.10% and 0.14%, respectively.
(2)
The mortgage loans are subject to customary terms and conditions, and the respective joint venture was in compliance with all financial covenants it is subject to under the mortgage loan as of June 30, 2021.

(3)	The term “SOFR” refers to the Secured Overnight Financing Rate. As of June 30, 2021 and December 31, 2020, the SOFR was 0.05% and 0.08%, respectively.

The following table summarizes the components of mortgage loans as of December 31, 2020 and 2019:

			Principal Balance Outstanding
Indebtedness	Interest Rate (1)	Maturity Date	December 31, 2020	December 31, 2019
Anzio Apartments mortgage loan	L + 1.59%	April 2029	$44,400,000	$44,400,000
Two Liberty Center mortgage loan (2)	L + 1.50%	August 2024	61,971,000	61,971,000
Ezlyn mortgage loan	3.38%	December 2026	53,040,000	53,040,000
Lakes mortgage loan (2)	L + 1.55%	February 2025	25,202,380	—
Arbors mortgage loan (3)	SOFR + 2.24%	January 2031	45,950,000	—

Total mortgage loans			230,563,380	159,411,000
Less: deferred financing costs, net			(1,376,424)	(934,146)

Mortgage loans, net			$229,186,956	$158,476,854

(1)	The term “L” refers to the one-month US dollar-denominated LIBOR. As of December 31, 2020 and 2019, one-month LIBOR was equal to 0.14% and 1.76%, respectively.
(2)
The mortgage loans are subject to customary terms and conditions, and the respective joint venture was in compliance with all financial covenants it is subject to under the mortgage loan as of December 31, 2020.

(3)	The term “SOFR” refers to the Secured Overnight Financing Rate. As of December 31, 2020, the SOFR was 0.08%.

Schedule of Maturities of Long-term Debt
The following table presents the future principal payments due under the Company’s mortgage loans as of June 30, 2021:

Year	Amount
For the remainder of 2021	$—
2022	—
2023	—
2024	62,085,155
2025	25,196,563
Thereafter	143,390,000

Total	$230,671,718

The following table presents the future principal payments due under the Company’s mortgage loans as of December 31, 2020:

Year	Amount
2021	—
2022	—
2023	—
2024	61,971,000
2025	25,202,380
Thereafter	143,390,000

Total	$230,563,380